Deferred Charges	12 Months Ended
Dec. 31, 2012
Deferred Charges Disclosure [Abstract]
Deferred Charges [Text Block]

10.      Deferred Charges:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Dry-Docking	Financing Costs	Total
Balance as of December 31, 2010	10,713	2,373	13,086
- Additions	3,996	172	4,168
- Amortization and write-offs	(8,907)	(989)	(9,896)
Balance as of December 31, 2011	5,802	1,556	7,358
- Additions	1,481	-	1,481
- Amortization and write-offs	(6,777)	(466)	(7,243)
- Transfers to held for sale	(286)	-	(286)
Subtotal	220	1,090	1,310
Less: Current portion	-	(1,090)	(1,090)
Balance as of December 31, 2012	220	-	220

During the year ended December 31, 2012, the Company incurred dry-docking and special survey costs of $1,481 in connection to the dry-docking of the vessels Hamburg Max, Clipper Glory and Asian Grace. The amortization charge for the year amounted to $3,648, and is separately reflected in amortization of deferred dry-docking costs. During the same period, the Company wrote off $1,095 of the unamortized balance of deferred dry-docking costs and $89 of deferred financing costs as a result of the vessels' sales and loan prepayments made during the year ended December 31, 2012.
During the year ended December 31, 2011, the Company incurred dry-docking and special survey costs of $3,996. The amortization charge for the year amounted to $5,401, and is separately reflected in amortization of deferred dry-docking costs. During the same period, the Company wrote-off $1,177 and $735 of the unamortized balance of deferred dry-docking costs associated with the vessels African Zebra and BET Commander, respectively, since the latest dry-dockings occurred earlier than projected, resulting in a shortened amortization period for the prior dry-dockings.
During the year ended December 31, 2010, the Company incurred dry-docking and special survey costs of $8,296. The amortization charge for the year amounted to $3,657, and is separately reflected in amortization of deferred dry-docking costs.